Available-For-Sale And Held-To-Maturity Securities	12 Months Ended
Dec. 31, 2016
Investments Debt And Equity Securities [Abstract]
Available-For-Sale And Held-To-Maturity Securities

NOTE 8 – Available-for-Sale and Held-to-Maturity Securities

The following tables provide a summary of the amortized cost and fair values of the available-for-sale securities and held-to-maturity securities at December 31, 2016 and 2015 (in thousands):

	December 31, 2016
	Amortized Cost	Gross Unrealized Gains (1)	Gross Unrealized Losses (1)	Estimated Fair Value
Available-for-sale securities
U.S. government agency securities	$4,213	$2	$(18)	$4,197
State and municipal securities	76,066	—	(3,576)	72,490
Mortgage-backed securities:
Agency	340,738	298	(2,304)	338,732
Commercial	77,417	59	(4,703)	72,773
Non-agency	2,032	—	(140)	1,892
Corporate fixed income securities	830,695	1,418	(8,602)	823,511
Asset-backed securities	1,858,929	9,857	(1,068)	1,867,718
	$3,190,090	$11,634	$(20,411)	$3,181,313
Held-to-maturity securities (2)
Mortgage-backed securities:
Agency	$1,567,758	$14,537	$(17,037)	$1,565,258
Commercial	59,581	1,786	—	61,367
Non-agency	688	—	(13)	675
Asset-backed securities	1,370,300	6,242	(3,396)	1,373,146
Corporate fixed income securities	40,078	30	—	40,108
	$3,038,405	$22,595	$(20,446)	$3,040,554

	December 31, 2015
	Amortized Cost	Gross Unrealized Gains (1)	Gross Unrealized Losses (1)	Estimated Fair Value
Available-for-sale securities
U.S. government agency securities	$1,700	$1	$(3)	$1,698
State and municipal securities	75,953	28	(1,814)	74,167
Mortgage-backed securities:
Agency	306,309	125	(1,541)	304,893
Commercial	11,177	134	(1)	11,310
Non-agency	2,679	2	(163)	2,518
Corporate fixed income securities	321,017	743	(2,352)	319,408
Asset-backed securities	922,563	774	(7,424)	915,913
	$1,641,398	$1,807	$(13,298)	$1,629,907
Held-to-maturity securities (2)
Mortgage-backed securities:
Agency	$1,257,808	$23,346	$(3,105)	$1,278,049
Commercial	59,521	1,832	—	61,353
Non-agency	929	—	(15)	914
Asset-backed securities	496,996	2,076	(4,139)	494,933
Corporate fixed income securities	40,145	-	(396)	39,749
	$1,855,399	$27,254	$(7,655)	$1,874,998

(1)	Unrealized gains/(losses) related to available-for-sale securities are reported in accumulated other comprehensive loss.
(2)

Held-to-maturity securities are carried in the consolidated statements of financial condition at amortized cost, and the changes in the value of these securities, other than impairment charges, are not reported on the consolidated financial statements.

For the year ended December 31, 2016, there were no sales of available-for-sale securities. For the years ended December 31, 2015 and 2014, we received proceeds of $641.6 million and $300.3 million, respectively, from the sale of available-for-sale securities, which resulted in net realized gains of $3.2 million and $3.7 million, respectively.

During the years ended December 31, 2016, 2015, and 2014, unrealized gains, net of deferred tax expense, of $5.8 million, $1.4 million, and $1.8 million, respectively, were recorded in accumulated other comprehensive loss in the consolidated statements of financial condition.

The table below summarizes the amortized cost and fair values of debt securities by contractual maturity (in thousands). Expected maturities may differ significantly from contractual maturities, as issuers may have the right to call or prepay obligations with or without call or prepayment penalties.

	December 31, 2016
	Available-for-sale securities		Held-to-maturity securities
	Amortized Cost	Estimated Fair Value	Amortized Cost	Estimated Fair Value
Debt securities
Within one year	$23,947	$23,952	$—	$—
After one year through three years	271,872	272,292	40,078	40,108
After three years through five years	409,576	405,986	—	—
After five years through ten years	840,487	840,590	141,576	141,973
After ten years	1,224,021	1,225,096	1,228,724	1,231,173
Mortgage-backed securities
Within one year	9	9	—	—
After three years through five years	—	—	59,581	61,367
After five years through ten years	58,967	55,245	170,493	169,498
After ten years	361,211	358,143	1,397,953	1,396,435
	$3,190,090	$3,181,313	$3,038,405	$3,040,554

The maturities of our available-for-sale (fair value) and held-to-maturity (amortized cost) securities at December 31, 2016, are as follows (in thousands):

	Within 1 Year	1-5 Years	5-10 Years	After 10 Years	Total
Available-for-sale: (1)
U.S. government agency securities	$1,351	$2,846	$—	$—	$4,197
State and municipal securities	301	375	16,821	54,993	72,490
Mortgage-backed securities:
Agency	—	—	480	338,252	338,732
Commercial	—	—	54,764	18,009	72,773
Non-agency	8	—	—	1,884	1,892
Corporate fixed income securities	22,301	675,058	126,152	—	823,511
Asset-backed securities	—	—	697,616	1,170,102	1,867,718
	$23,961	$678,279	$895,833	$1,583,240	$3,181,313
Held-to-maturity:
Mortgage-backed securities:
Agency	$—	$—	$170,493	$1,397,265	$1,567,758
Commercial	—	59,581	—	—	59,581
Non-agency	—	—	—	688	688
Asset-backed securities	—	—	141,576	1,228,724	1,370,300
Corporate fixed income securities	—	40,078	—	—	40,078
	$—	$99,659	$312,069	$2,626,677	$3,038,405

(1)	Due to the immaterial amount of income recognized on tax-exempt securities, yields were not calculated on a tax-equivalent basis.

At December 31, 2016 and 2015, securities of $2.0 billion and $1.1 billion, respectively, were pledged at the Federal Home Loan Bank as collateral for borrowings and letters of credit obtained to secure public deposits. At December 31, 2016 and 2015, securities of $1.7 billion and $1.1 billion, respectively, were pledged with the Federal Reserve discount window.

The following table shows the gross unrealized losses and fair value of the Company’s investment securities with unrealized losses, aggregated by investment category and length of time the individual investment securities have been in continuous unrealized loss positions, at December 31, 2016 (in thousands):

	Less than 12 months		12 months or more		Total
	Gross Unrealized Losses	Estimated Fair Value	Gross Unrealized Losses	Estimated Fair Value	Gross Unrealized Losses	Estimated Fair Value
Available-for-sale securities
U.S. government securities	$(18)	$3,497	—	—	$(18)	$3,497
State and municipal securities	(372)	12,297	(3,204)	60,192	(3,576)	72,489
Mortgage-backed securities:
Agency	(876)	120,004	(1,428)	185,415	(2,304)	305,419
Commercial	(4,703)	71,001	—	—	(4,703)	71,001
Non-agency	—	—	(140)	1,838	(140)	1,838
Corporate fixed income securities	(8,602)	566,692	—	—	(8,602)	566,692
Asset-backed securities	(1,068)	261,341	—	—	(1,068)	261,341
	$(15,639)	$1,034,832	$(4,772)	$247,445	$(20,411)	$1,282,277
Held-to-maturity securities
Mortgage-backed securities:
Agency	$(17,017)	$895,258	$(20)	$1,415	$(17,037)	$896,673
Non-agency	—	—	(13)	675	(13)	675
Asset-backed securities	(534)	294,656	(2,862)	52,169	(3,396)	346,825
	$(17,551)	$1,189,914	$(2,895)	$54,259	$(20,446)	$1,244,173

At December 31, 2016, the amortized cost of 146 securities classified as available for sale exceeded their fair value by $20.4 million, of which $4.8 million related to investment securities that had been in a loss position for 12 months or longer. The total fair value of these investments at December 31, 2016, was $1.3 billion, which was 40.3% of our available-for-sale portfolio.

At December 31, 2016, the carrying value of 57 securities held to maturity exceeded their fair value by $20.4 million, of which $2.9 million related to securities held to maturity that have been in a loss position for 12 months or longer. As discussed in more detail below, we conduct periodic reviews of all securities with unrealized losses to assess whether the impairment is other-than-temporary.

Other-Than-Temporary Impairment

We evaluate all securities in an unrealized loss position quarterly to assess whether the impairment is other-than-temporary. Our OTTI assessment is a subjective process requiring the use of judgments and assumptions. There was no credit-related OTTI recognized during the years ended December 31, 2016, 2015, and 2014.

We believe the gross unrealized losses of $40.9 million related to our investment portfolio, as of December 31, 2016, are attributable to changes in market interest rates. We, therefore, do not expect to incur any credit losses related to these securities. In addition, we have no intent to sell these securities with unrealized losses, and it is not more likely than not that we will be required to sell these securities prior to recovery of the amortized cost. No OTTI charge was recorded during the year ended December 31, 2016, related to these securities. Accordingly, we have concluded that the impairment on these securities is not other-than-temporary.